Cover	Oct. 22, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2024
Entity File Number	001-42280
Entity Registrant Name	CAYSON ACQUISITION CORP
Entity Central Index Key	0002024203
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	420 Lexington Ave
Entity Address, Address Line Two	Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(203)
Local Phone Number	998-5540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	CAPNU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	CAPN
Security Exchange Name	NASDAQ
Rights, each entitling the holder to one tenth of one ordinary share upon the completion of the Company’s initial business combination
Title of 12(b) Security	Rights, each entitling the holder to one tenth of one ordinary share upon the completion of the Company’s initial business combination
Trading Symbol	CAPNR
Security Exchange Name	NASDAQ